Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Leases
Note 15 - Leases
We have various operating leases, principally for office space, storage facilities and operating equipment, which expire at various dates. Supplemental balance sheet information related to leases is as follows:

	As of December 31,
(In $ millions)	2024	2023
Operating leases right-of-use assets	1.2	1.6
Current operating lease liabilities	0.4	0.5
Non-current operating lease liabilities	0.8	1.1
The current portion of the right-of-use assets of $0.4 million are recognized within "Other current assets" (see Note 12 - Other Current Assets) and the non-current portion of the right-of-use assets of $0.8 million are recognized within "Other non-current assets" (see Note 16 - Other Non-Current Assets) in the Consolidated Balance Sheets. The current operating lease liabilities are recognized within "Other current liabilities" (see Note 18 - Other Current Liabilities) and the non-current operating lease liabilities are recognized within "Other non-current liabilities" in the Consolidated Balance Sheets. Our weighted average remaining lease term for our operating leases is 3.5 years. Our weighted-average discount rate applied for the majority of our operating leases is 6.5%.

Components of lease expenses are comprised of the following:

	For the Years Ended December 31,
(In $ millions)	2024	2023
Operating lease expense	15.2	12.5
Total operating lease expense	15.2	12.5
For the years ended December 31, 2024 and 2023, of the total operating lease expense, $13.1 million and $10.7 million is recognized as "Rig operating and maintenance expenses", respectively and $2.1 million and $1.8 million is recognized as "General and administrative expenses" in the Consolidated Statements of Operations, respectively.
The future minimum leases payments under the Company's non-cancellable operating leases as at December 31, 2024 are as follows:

(In $ millions)
2024	0.6
2025	0.3
2026	0.3
2027	0.3
Thereafter	—
Total Minimum Lease Payments	1.5
Less: Imputed interest	(0.3)
Present value of operating liabilities	1.2

Rental income

Effective January 1, 2024, as part of a restructuring of our operations under our joint venture in Mexico, the Company entered into new fixed external bareboat charter agreements for two jack-up rigs and effective April 1, 2024 we entered into further fixed external bareboat charter agreements for three jack-up rigs, which continue to service Opex's contract with Pemex (see Note 7 - Equity Method Investments). Future revenues are based on a blended rate, in line with our revenue recognition policy, as the contract includes daily rates that change over the firm term of the contract.

Revenues from operating leases for the year ended December 31, 2024 of $90.8 million have been recognized on a straight-line basis as “Bareboat charter revenue” in the Consolidated Statements of Operations. There were nil revenues from operating leases for the year ended December 31, 2023 or 2022.

The minimum future revenues to be received under the Company's operating leases on its jack-up rigs as of December 31, 2024, are as follows:

(In $ millions)	December 31, 2024
2025	106.9
Total minimum contractual future revenues	106.9
The cost and accumulated depreciation of jack-up rigs leased to third parties as of December 31, 2024 were $754.5 million and $174.8 million, respectively. There were no jack-up rigs leased to third parties as of December 31, 2023.